Pension and Other Postretirement Benefits (Notes)	12 Months Ended
Dec. 31, 2017
Retirement Benefits, Description [Abstract]
Pension and Other Postretirement Benefits
Pension and Other Postretirement Benefits

Summary

We provide noncontributory pension and various healthcare and life insurance benefits to a significant portion of our employees and retirees. Benefits are provided through defined benefit and defined contribution plans that we sponsor, as well as multiemployer plans for certain union members. Our defined benefit pension plans are not fully funded. We will be required to make pension contributions of approximately $51.0 for 2018. Based on current actuarial assumptions, we expect to make required pension contributions of approximately $35.0 for 2019 and $10.0 for 2020. Factors that affect future funding projections include differences between expected and actual returns on plan assets, actuarial data and assumptions relating to plan participants, the discount rate used to measure the pension obligations and changes to regulatory funding requirements. We expect to make other postretirement benefit (“OPEB”) payments, after receipt of Medicare subsidy reimbursements, of approximately $38.8 in 2018.

Defined Benefit Plans

Plan Obligations

Amounts presented below are calculated based on benefit obligation and asset valuation measurement dates of December 31, 2017 and 2016:

	Pension Benefits		Other Benefits
	2017	2016	2017	2016
Change in benefit obligations:
Benefit obligations at beginning of year	$2,874.8	$3,247.4	$443.7	$488.6
Service cost	2.8	3.0	4.7	4.9
Interest cost	108.2	120.4	17.3	19.9
Plan participants’ contributions	—	—	23.3	25.6
Actuarial loss (gain)	91.0	45.1	27.1	(35.1)
Amendments	—	8.4	(4.7)	—
Benefits paid	(269.0)	(339.1)	(65.5)	(65.6)
Annuity settlement	—	(210.3)	—	—
Medicare subsidy reimbursement received	—	—	2.6	5.4
Foreign currency exchange rate changes	0.2	(0.1)	—	—
Benefit obligations at end of year	$2,808.0	$2,874.8	$448.5	$443.7

Change in plan assets:
Fair value of plan assets at beginning of year	$2,183.5	$2,511.4	$—	$—
Actual gain on plan assets	362.4	193.3	—	—
Employer contributions	45.3	33.1	39.6	34.6
Plan participants’ contributions	—	—	23.3	25.6
Benefits paid	(269.0)	(339.1)	(65.5)	(65.6)
Annuity settlement	—	(215.2)	—	—
Medicare subsidy reimbursement received	—	—	2.6	5.4
Fair value of plan assets at end of year	$2,322.2	$2,183.5	$—	$—
Funded status	$(485.8)	$(691.3)	$(448.5)	$(443.7)

Amounts recognized in the consolidated balance sheets:
Current liabilities	$(1.3)	$(1.3)	$(38.8)	$(40.0)
Noncurrent liabilities	(484.5)	(690.0)	(409.7)	(403.7)
Total	$(485.8)	$(691.3)	$(448.5)	$(443.7)

Amounts recognized in accumulated other comprehensive loss, before taxes:
Actuarial loss (gain)	$77.6	$209.7	$(13.0)	$(44.4)
Prior service cost (credit)	23.2	27.9	(84.9)	(138.7)
Total	$100.8	$237.6	$(97.9)	$(183.1)

The accumulated benefit obligation for all defined benefit pension plans was $2,767.1 and $2,826.6 at December 31, 2017 and 2016. All our defined benefit pension plans have an accumulated benefit obligation in excess of plan assets. The amounts included in current liabilities represent only the amounts of our unfunded pension and OPEB benefit plans that we expect to pay in the next year.

During 2016, we transferred to a highly rated insurance company $210.3 of pension obligations for approximately 10,000 retirees or their beneficiaries in two separate transactions. As part of these transactions, we transferred a similar amount of pension trust assets to purchase non-participating annuity contracts during the third quarter of 2016 that require the insurance company to pay the transferred pension obligations to the pension participants. As a result of the transfer of pension assets in October 2016, we recorded settlement losses of $25.0 in the fourth quarter of 2016 to recognize a portion of the unrealized actuarial loss associated with the transferred obligations. We also recorded a pension corridor charge of $78.4 in the fourth quarter of 2016 in connection with the October plan remeasurement. The corridor charge was primarily a result of a decline in discount rates since the beginning of the year, partially offset by better than expected returns on plan assets.

We revise our mortality assumptions when the Society of Actuaries issues new mortality tables, typically in October. Over the past two years the new mortality assumptions decreased the assumed life expectancy of participants in our defined benefit plans, thereby decreasing the total expected benefit payments and our pension and OPEB obligations. Included in the 2017 actuarial loss (gain) in the table above were actuarial gains of $14.3 and $2.9 related to the change in the mortality tables on pension benefits and OPEB, respectively. Included in the 2016 actuarial loss (gain) in the table above were actuarial gains of $33.8 and $4.5 related to the change in the mortality tables on pension benefits and OPEB, respectively.

Assumptions used to value benefit obligations and determine pension and OPEB expense (income) are presented below:

	Pension Benefits			Other Benefits
	2017	2016	2015	2017	2016	2015
Assumptions used to determine benefit obligations at December 31:
Discount rate	3.54%	3.93%	4.15%	3.59%	4.04%	4.22%
Rate of compensation increase	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%
Subsequent year healthcare cost trend rate				6.65%	7.00%	7.00%
Ultimate healthcare cost trend rate				4.50%	4.50%	4.50%
Year ultimate healthcare cost trend rate begins				2025	2025	2024

Assumptions used to determine pension and OPEB expense (income) for the year ended December 31:
Discount rate	3.93%	3.95%	3.82%	4.04%	4.22%	3.90%
Expected return on plan assets	7.25%	7.25%	7.25%
Rate of compensation increase	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%

We determine the discount rate at each remeasurement by finding a hypothetical portfolio of individual high-quality corporate bonds available at the measurement date with coupon and principal payments that could satisfy the plans’ expected future benefit payments that we use to calculate the projected benefit obligation. The discount rate is the single rate that is equivalent to the average yield on that hypothetical portfolio of bonds. We changed our assumption for future expected returns on pension plan assets to 7.00% from 7.25%, effective January 1, 2018.

Assumed healthcare cost trend rates generally have a significant effect on the amounts reported for healthcare plans. However, caps on the share of OPEB obligations that we pay limit the effect of changes in OPEB assumptions. As of December 31, 2017, a one-percentage-point change in the assumed healthcare cost trend rates would have the following effects:

	One Percentage Point
	Increase	Decrease
Effect on total service cost and interest cost components	$—	$—
Effect on postretirement benefit obligation	1.1	(1.1)

Estimated future benefit payments to beneficiaries are presented below:

	Pension Plans	Other Benefits	Medicare Subsidy
2018	$262.8	$39.8	$(1.0)
2019	254.6	38.1	(1.1)
2020	243.3	36.3	(1.1)
2021	231.3	34.7	(1.1)
2022	227.0	33.2	(1.1)
2023 through 2027	988.4	145.8	(6.3)

Plan Assets

Our investments in the master pension trust primarily include indexed and actively-managed funds. A fiduciary committee sets the target asset mix and monitors asset performance. We determine the master pension trust’s projected long-term rate of return based on the asset allocation, the trust’s investment policy statement and our long-term capital market return assumptions for the master trust.

We have developed an investment policy that considers liquidity requirements, expected investment return and expected asset risk, as well as standard industry practices. The target asset allocation for the master pension trust at December 31, 2017 was 55% equity, 44% fixed income, and 1% cash. Equity investments consist of individual securities, equity mutual funds and common/collective trusts with equity investment strategies, which are diversified across multiple industry sectors, company market capitalizations and geographical investment strategies. The equity mutual funds and common/collective trusts have no unfunded commitments or significant redemption restrictions. Fixed-income investments consist of individual securities and common/collective trusts, which invest primarily in investment-grade and high-yield corporate bonds and U.S. Treasury securities. The fixed-income investments are diversified by ratings, maturities, industries and other factors. Plan assets contain no significant concentrations of risk from individual securities or industry sectors. The master pension trust has no direct investments in our common stock or fixed-income securities.

Master pension trust investments measured at fair value on a recurring basis at December 31, 2017 and 2016 are presented below, with certain assets presented by level within the fair value hierarchy. As a practical expedient, we estimate the value of common/collective trusts, equity mutual funds and certain other assets by using the net asset value (“NAV”) per share multiplied by the number of shares of the trust investment held as of the measurement date. If we have the ability to redeem our investment in the respective alternative investment at the NAV with no significant restrictions on the redemption at the consolidated balance sheet date, excluding equity mutual funds, we categorized the alternative investment as a reconciliation of pension investments reported in the fair value hierarchy to the master pension trust’s balance. See Note 16 for more information on the determination of fair value.

	Quoted Prices in Active Markets for Identical Assets		Significant Other Observable Inputs
	(Level 1)		(Level 2)		Total
	2017	2016	2017	2016	2017	2016
Investments in fair value hierarchy
Equity investments:
U.S. securities	$46.6	$169.4	$—	$—	$46.6	$169.4
Global securities	—	—	327.9	191.0	327.9	191.0
Fixed-income investments:
High-yield U.S. securities	—	—	111.8	0.4	111.8	0.4
Other U.S. securities	—	—	524.6	—	524.6	—
Global securities	—	—	—	395.4	—	395.4
Other investments	—	—	30.6	28.9	30.6	28.9
Total pension investments in fair value hierarchy	$46.6	$169.4	$994.9	$615.7	$1,041.5	$785.1

Investments with fair values measured at net asset value
Common/collective trusts:
U.S. equity securities (a)					194.6	728.8
Global equity securities (b)					707.0	381.4
U.S. corporate fixed-income securities (c)					379.1	207.4
U.S. Treasury securities and bonds					—	80.4
Other					—	0.4
Total pension assets at fair value					$2,322.2	$2,183.5

(a)	Investments primarily in domestic equity securities, which may include common stocks, options and futures.

(b)	Investments primarily in global equity securities, which may include common stocks, options and futures.

(c)	Investments primarily in domestic fixed income investments, which may include investment-grade and high-yield corporate bonds, interest rate swaps, options and futures.

Periodic Benefit Costs

Components of pension and OPEB expense (income) for the years 2017, 2016 and 2015 are presented below:

	Pension Benefits			Other Benefits
	2017	2016	2015	2017	2016	2015
Components of pension and OPEB expense (income):
Service cost	$2.8	$3.0	$2.2	$4.7	$4.9	$7.1
Interest cost	108.2	120.4	130.0	17.3	19.9	22.5
Expected return on plan assets	(149.9)	(167.1)	(198.4)	—	—	—
Amortization of prior service cost (credit)	4.7	5.6	4.4	(58.5)	(60.4)	(64.6)
Recognized net actuarial loss (gain):
Annual amortization	10.5	29.2	31.2	(4.2)	(4.3)	1.6
Corridor charge (credit)	—	78.4	144.3	—	(35.3)	(13.1)
Settlement loss	—	29.9	1.0	—	—	—
Pension and OPEB expense (income)	$(23.7)	$99.4	$114.7	$(40.7)	$(75.2)	$(46.5)

During 2016 and 2015, we performed remeasurements of an unfunded supplemental retirement plan and recognized settlement losses as a result of lump sum benefit payments made to retired participants.

Pension and OPEB expense (income) for the defined benefit pension plans over the next year is expected to include amortization of $15.9 of the unrealized net loss and $3.8 from the prior service cost in accumulated other comprehensive loss. Pension and OPEB expense (income) for the other postretirement benefit plans over the next fiscal year is expected to include amortization of $1.3 of the unrealized net gain and $13.7 from the prior service credit in accumulated other comprehensive loss.

Defined Contribution Plans

All employees are eligible to participate in various defined contribution plans. Certain of these plans have features with matching contributions or other company contributions based on our financial results. Total expense from these plans was $24.9, $23.1 and $18.8 in 2017, 2016 and 2015.

Multiemployer Pension Plans

We contribute to multiemployer pension plans according to collective bargaining agreements that cover certain union-represented employees. The following risks of participating in these multiemployer plans differ from single employer pension plans:

•	Employer contributions to a multiemployer plan may be used to provide benefits to employees of other participating employers.

•	If a participating employer stops contributing to a multiemployer plan, the remaining participating employers may need to assume the unfunded obligations of the plan.

•
If the multiemployer plan becomes significantly underfunded or is unable to pay its benefits, we may be required to contribute additional amounts in excess of the rate required by the collective bargaining agreements.

•	If we choose to stop participating in a multiemployer plan, we may be required to pay that plan an amount based on the underfunded status of the plan, referred to as a withdrawal liability.

Our participation in these multiemployer plans for the years ended December 31, 2017, 2016 and 2015, is presented below. We do not provide more than five percent of the total contributions to any multiemployer plan. Forms 5500 are not yet available for plan years ending in 2017.

Pension Fund	EIN/Pension Plan Number	Pension Protection Act Zone Status (a)		FIP/RP Status Pending/Implemented (b)	Contributions			Surcharge Imposed (c)	Expiration Date of Collective Bargaining Agreement
		2017	2016		2017	2016	2015
Steelworkers Pension Trust	23-6648508/499	Green	Green	No	$6.3	$6.8	$7.3	No	9/1/2018 to 3/31/2021 (d)
IAM National Pension Fund’s National Pension Plan	51-6031295/002	Green	Green	No	18.4	18.0	16.0	No	3/15/2018 to 5/31/2019 (e)
					$24.7	$24.8	$23.3

(a)
The most recent Pension Protection Act zone status available in 2017 and 2016 is for each plan’s year-end at December 31, 2016 and 2015. The plan’s actuary certifies the zone status. Generally, plans in the red zone are less than 65% funded, plans in the yellow zone are between 65% and 80% funded, and plans in the green zone are at least 80% funded. The Steelworkers Pension Trust and IAM National Pension Fund’s National Pension Plan elected funding relief under section 431(b)(8) of the Internal Revenue Code and section 304(b)(8) of the Employment Retirement Income Security Act of 1974 (ERISA). This election allows those plans’ investment losses for the plan year ended December 31, 2008, to be amortized over 29 years for funding purposes.

(b)
The “FIP/RP Status Pending/Implemented” column indicates plans for which a financial improvement plan (FIP) or a rehabilitation plan (RP) is either pending or has been implemented, as defined by ERISA.

(c)	The surcharge represents an additional required contribution due as a result of the critical funding status of the plan.

(d)
We are a party to three collective bargaining agreements at our Ashland Works, Mansfield Works and at the AK Tube Walbridge plant that require contributions to the Steelworkers Pension Trust. The labor contract for approximately 305 hourly employees at the Ashland Works expires on September 1, 2018. The labor contract for approximately 90 hourly employees at the AK Tube Walbridge plant expires January 22, 2021. The labor contract for approximately 305 hourly employees at Mansfield Works expires on March 31, 2021.

(e)
We are a party to three collective bargaining agreements at our Butler Works, Middletown Works and Zanesville Works that require contributions to the IAM National Pension Fund’s National Pension Plan. The labor contract for approximately 1,725 hourly employees at Middletown Works expires on March 15, 2018. The labor contract for approximately 1,155 hourly employees at Butler Works expires on April 1, 2019. The labor contract for approximately 115 hourly employees at Zanesville Works expires on May 31, 2019.